Significant Accounting Policies - Summary of Net Income (Loss) Attribute to Common Stockholders (Details) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Distributed earnings allocated to common stock
Undistributed earnings (loss) allocated to common stock	205	388	(2,284)	611	(9,857)
Net earnings (loss) allocated to common stock	205	388	(2,284)	611	(9,857)
Net earnings allocated to participating securities	128	239		382
Net income (loss) allocated to common stock and participating securities	$ 333	$ 627	$ (2,284)	$ 993	$ (9,857)
Weighted average shares outstanding for basic earnings per common share	9,811,107	9,668,250	9,668,250	9,753,491	9,668,250
Dilutive effect of warrants and options
Weighted average shares outstanding for diluted earnings per common share	9,811,107	9,668,250	9,668,250	9,753,491	9,668,250
Basic earnings (loss) per common share	$ 0.02	$ 0.04	$ (0.24)	$ 0.06	$ (1.02)
Diluted earnings (loss) per common share	$ 0.02	$ 0.04	$ (0.24)	$ 0.06	$ (1.02)